Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	24
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:	$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%	February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%	December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%	July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%	September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%	September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%	June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$340,836,368.59	0.8076691	$310,756,644.11	0.7363902	$30,079,724.48
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$576,066,368.59	0.3870815	$545,986,644.11	0.3668698	$30,079,724.48

Weighted Avg. Coupon (WAC)	3.91%		3.93%
Weighted Avg. Remaining Maturity (WARM)	37.28		36.47
Pool Receivables Balance	$613,454,780.12		$582,932,451.22
Remaining Number of Receivables	52,631		51,573

Adjusted Pool Balance	$606,720,112.95		$576,640,388.47

III. COLLECTIONS

Principal:
Principal Collections	$29,680,842.26
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$659,275.58
Total Principal Collections	$30,340,117.84

Interest:
Interest Collections	$1,990,578.64
Late Fees & Other Charges	$58,810.80
Interest on Repurchase Principal	$-
Total Interest Collections	$2,049,389.44

Collection Account Interest	$234.74
Reserve Account Interest	$31.75
Servicer Advances	$-

Total Collections	$32,389,773.77

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	24
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$32,389,773.77
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$32,389,773.77

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$511,212.32		$511,212.32	$511,212.32
Collection Account Interest					$234.74
Late Fees & Other Charges					$58,810.80
Total due to Servicer					$570,257.86

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$159,056.97		$159,056.97
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$261,056.97		$261,056.97	$261,056.97

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$31,482,622.69

7. Regular Principal Distribution Amount:					$30,079,724.48

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$30,079,724.48
Class A-4 Notes				$-
Class A Notes Total:		$30,079,724.48		$30,079,724.48
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$30,079,724.48		$30,079,724.48

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,402,898.21

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,734,667.17
Beginning Period Amount	$6,734,667.17
Current Period Amortization	$442,604.42
Ending Period Required Amount	$6,292,062.75
Ending Period Amount	$6,292,062.75
Next Distribution Date Amount	$5,870,484.69

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	24
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	5.05%	5.32%	5.32%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.25%	50,671	97.64%	$569,192,065.15
30 - 60 Days	1.32%	681	1.78%	$10,389,286.20
61 - 90 Days	0.33%	172	0.44%	$2,581,641.46
91 + Days	0.10%	49	0.13%	$769,458.41
		51,573		$582,932,451.22
Total
Delinquent Receivables 61 + days past due	0.43%	221	0.57%	$3,351,099.87
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.41%	218	0.56%	$3,448,279.40
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.34%	183	0.45%	$2,872,735.44
Three-Month Average Delinquency Ratio	0.39%		0.53%

Repossession in Current Period		42		$663,798.99
Repossession Inventory		105		$469,402.10

Charge-Offs
Gross Principal of Charge-Off for Current Period				$841,486.64
Recoveries				$(659,275.58)
Net Charge-offs for Current Period				$182,211.06

Beginning Pool Balance for Current Period				$613,454,780.12

Net Loss Ratio				0.36%
Net Loss Ratio for 1st Preceding Collection Period				0.49%
Net Loss Ratio for 2nd Preceding Collection Period				1.33%
Three-Month Average Net Loss Ratio for Current Period				0.73%

Cumulative Net Losses for All Periods				$10,793,040.41
Cumulative Net Losses as a % of Initial Pool Balance				0.69%

Principal Balance of Extensions				$3,654,089.29
Number of Extensions				228